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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811- 05150

                     Cornerstone Strategic Value Fund, Inc.
               (Exact name of registrant as specified in charter)

383 Madison Avenue, New York, New York            10179
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  (Address of principal executive offices)     (Zip code)

                                   Jodi Levine

383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550


Date of fiscal year end: December 31, 2006


Date of reporting period: June 30, 2006


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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





ITEM 1. REPORTS TO STOCKHOLDERS.





================================================================================


                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.






















                                  JUNE 30, 2006


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


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                             CORNERSTONE STRATEGIC
                                VALUE FUND, INC.




























                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006


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

CONTENTS


Portfolio Summary                                                           1

Summary Schedule of Investments                                             2

Statement of Assets and Liabilities                                         4

Statement of Operations                                                     5

Statement of Changes in Net Assets                                          6

Financial Highlights                                                        7

Notes to Financial Statements                                               8

Results of Annual Meeting of Stockholders                                  11

Description of Dividend Reinvestment Plan                                  12

Investment Management Agreement Approval Disclosure                        13

Proxy Voting and Portfolio Holdings Information                            14

Privacy Policy Notice                                                      14

Summary of General Information                                             15

Shareholder Information                                                    15




================================================================================

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CORNERSTONE STRATEGIC VALUE FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Financials                                                                20.2
--------------------------------------------------------------------------------
Information Technology                                                    14.2
--------------------------------------------------------------------------------
Healthcare                                                                12.8
--------------------------------------------------------------------------------
Industrials                                                               11.5
--------------------------------------------------------------------------------
Consumer Discretionary                                                    10.4
--------------------------------------------------------------------------------
Energy                                                                     9.8
--------------------------------------------------------------------------------
Consumer Staples                                                           9.7
--------------------------------------------------------------------------------
Utilities                                                                  3.3
--------------------------------------------------------------------------------
Telecommunication Services                                                 3.3
--------------------------------------------------------------------------------
Materials                                                                  2.4
--------------------------------------------------------------------------------
Closed-End Domestic Funds                                                  1.5
--------------------------------------------------------------------------------
Other                                                                      0.9
--------------------------------------------------------------------------------


TOP TEN HOLDINGS, BY ISSUER
                                                                     Percent of
     Holding                                      Sector             Net Assets
--------------------------------------------------------------------------------
 1.  Exxon Mobil Corporation                      Energy                 3.9
--------------------------------------------------------------------------------
 2.  General Electric Company                   Industrials              2.9
--------------------------------------------------------------------------------
 3.  Bank of America Corporation                 Financials              2.5
--------------------------------------------------------------------------------
 4.  Microsoft Corporation                  Information Technology       2.1
--------------------------------------------------------------------------------
 5.  Johnson & Johnson                          Healthcare               1.9
--------------------------------------------------------------------------------
 6.  Citigroup Inc.                              Financials              1.8
--------------------------------------------------------------------------------
 7.  EMC Corporation                        Information Technology       1.8
--------------------------------------------------------------------------------
 8.  Procter & Gamble Company (The)           Consumer Staples           1.7
--------------------------------------------------------------------------------
 9.  American International Group, Inc.         Financials               1.7
--------------------------------------------------------------------------------
10.  Altria Group, Inc.                       Consumer Staples           1.6
--------------------------------------------------------------------------------



================================================================================

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    No. of
Description                                         Shares               Value
--------------------------------------------------------------------------------

EQUITY SECURITIES - 99.57%
  CLOSED-END DOMESTIC FUNDS - 1.49%

Zweig Fund, Inc. ^                                 176,600       $     941,278
Other Closed-End
  Domestic Funds (a)                                                 1,011,967
                                                                 -------------
                                                                     1,953,245
                                                                 -------------
CONSUMER DISCRETIONARY - 10.37%

Home Depot, Inc. (The)                              28,100           1,005,699
Time Warner Inc.                                    76,000           1,314,800
Other Consumer
Discretionary (a)                                                   11,305,373
                                                                 -------------
                                                                    13,625,872
                                                                 -------------
CONSUMER STAPLES - 9.73%

Altria Group, Inc.                                  29,300           2,151,499
Coca-Cola Company (The)                             23,500           1,010,970
PepsiCo, Inc. ^                                     24,800           1,488,992
Procter & Gamble
  Company (The)                                     41,297           2,296,113
Wal-Mart Stores, Inc.                               39,800           1,917,166
Other Consumer Staples (a)                                           3,929,436
                                                                 -------------
                                                                    12,794,176
                                                                 -------------
ENERGY - 9.80%

Chevron Corporation                                 27,532           1,708,636
ConocoPhillips                                      17,974           1,177,836
Exxon Mobil Corporation                             84,000           5,153,400
Occidental Petroleum
  Corporation                                        8,000             820,400
Schlumberger Limited ^                              22,000           1,432,420
Other Energy (a)                                                     2,583,528
                                                                 -------------
                                                                    12,876,220
                                                                 -------------

FINANCIALS - 20.23%

American Express Company                            19,600           1,043,112
American International
  Group, Inc. ^                                     37,531           2,216,206
Bank of America Corporation                         67,938           3,267,818
Citigroup Inc.                                      49,300           2,378,232
Freddie Mac                                         14,500             826,645
Goldman Sachs
  Group, Inc. (The) ^                                7,300           1,098,139
JPMorgan Chase & Co.                                40,132           1,685,544
Merrill Lynch & Co., Inc.                           10,700             744,292
Metlife, Inc. ^                                     15,200             778,392
Morgan Stanley                                      15,500             979,755
U.S. Bancorp                                        28,401             877,023
Wachovia Corporation                                22,600           1,222,208
Wells Fargo & Company                               24,200           1,623,336
Other Financials (a)                                                 7,838,871
                                                                 -------------
                                                                    26,579,573
                                                                 -------------
HEALTHCARE - 12.82%

Abbott Laboratories ^                               28,000           1,221,080
Amgen Inc. +                                        18,900           1,232,847
Bristol-Myers Squibb
  Company                                           30,500             788,730
Johnson & Johnson ^                                 40,900           2,450,728
Medtronic, Inc.                                     21,500           1,008,780
Pfizer Inc. ^                                       77,560           1,820,333
UnitedHealth Group
  Incorporated                                      23,000           1,029,940
Wyeth                                               19,200             852,672
Other Healthcare (a)                                                 6,437,387
                                                                 -------------
                                                                    16,842,497
                                                                 -------------
INDUSTRIALS - 11.53%

3M Co. ^                                            15,400           1,243,858
Boeing Company (The) ^                              11,700             958,347
Caterpillar Inc.                                    11,800             878,864
General Electric Company                           115,500           3,806,880
Other Industrials (a)                                                8,271,199
                                                                 -------------
                                                                    15,159,148
                                                                 -------------

================================================================================
See accompanying notes to financial statements.

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CORNERSTONE STRATEGIC VALUE FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

                                                    No. of
Description                                         Shares               Value
--------------------------------------------------------------------------------


INFORMATION TECHNOLOGY - 14.16%

Cisco Systems, Inc. +                               96,400       $   1,882,692
EMC Corporation +                                  212,648           2,332,749
Hewlett-Packard Company ^                           27,900             883,872
Intel Corporation ^                                 82,500           1,563,375
International Business
  Machines Corporation ^                            12,600             967,932
Microsoft Corporation                              120,900           2,816,970
QUALCOMM Inc.                                       21,000             841,470
Other Information
  Technology (a)                                                     7,326,236
                                                                 -------------
                                                                    18,615,296
                                                                 -------------
MATERIALS - 2.40%

Total Materials (a)                                                  3,151,889
                                                                 -------------
REAL ESTATE INVESTMENT TRUSTS - 0.41%

Total Real Estate
  Investment Trusts (a)                                                539,110
                                                                 -------------
TELECOMMUNICATION SERVICES - 3.29%

AT&T Inc. ^                                         48,364           1,348,872
BellSouth Corporation                               23,000             832,600
Sprint Nextel Corporation ^                         38,446             768,536
Verizon Communications Inc. ^                       30,900           1,034,841
Other Telecommunication
  Services (a)                                                         334,103
                                                                 -------------
                                                                     4,318,952
                                                                 -------------
UTILITIES - 3.34%

Total Utilities (a)                                                  4,391,786
                                                                 -------------
TOTAL EQUITY SECURITIES
  (cost - $116,572,604)                                            130,847,764
                                                                 -------------


                                               Principal
                                                Amount
Description                                    (000's)               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.75%
REPURCHASE AGREEMENTS - 1.75%

Bear, Stearns & Co. Inc. + (b)
  (Agreement dated 6/30/2006
  to be repurchased
  at $2,302,578)                             $       2,302       $   2,301,892
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $2,301,892)                                                2,301,892
                                                                 -------------
TOTAL INVESTMENTS - 101.32%
  (cost - $118,874,496)                                            133,149,656
                                                                 -------------

LIABILITIES IN EXCESS OF
  OTHER ASSETS - (1.32)%                                            (1,737,955)
                                                                 -------------

NET ASSETS - 100.00%                                             $ 131,411,701
                                                                 =============

---------
  +  Non-income producing security.
  ^  Security or a portion thereof is out on loan.
  + Includes investments purchased with cash collateral received for securities on loan.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2006.
(b) At June 30, 2006, the maturity date for all repurchase agreements held was July 3, 2006, with interest rates ranging from 2.66% to 5.31%, and collateralized by $2,371,096 in U.S. Treasury Bond STRIPs.


================================================================================
                                 See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS

Investments, at value, including
  collateral for securities
  on loan $1,718,389
  (Cost $118,874,496)(1)                                          $ 133,149,656
Receivables:
  Dividends                                                             139,192
  Interest                                                                2,608
Prepaid expenses                                                         14,254
                                                                  -------------
Total Assets                                                        133,305,710
                                                                  -------------

LIABILITIES

Payables:
  Upon return of securities loaned                                    1,718,389
  Investment management fees                                             97,402
  Directors' fees                                                        28,385
  Other accrued expenses                                                 49,833
                                                                  -------------
Total Liabilities                                                     1,894,009
                                                                  -------------
NET ASSETS (applicable to 25,138,175
  shares of common stock outstanding)                             $ 131,411,701
                                                                  =============

NET ASSET VALUE PER SHARE
  ($131,411,701 ./. 25,138,175)                                   $        5.23
                                                                  =============

NET ASSETS CONSISTS OF

Capital stock, $0.001 par value;
  25,138,175 shares issued and outstanding
  (100,000,000 shares authorized)                                 $      25,138
Paid-in capital                                                     139,981,964
Cost of 1,236,852 shares repurchased                                (17,516,253)
Accumulated net realized loss on investments                         (5,354,308)
Net unrealized appreciation in value of investments                  14,275,160
                                                                  -------------
Net assets applicable to shares outstanding                       $ 131,411,701
                                                                  =============

------------
(1) Includes securities out on loan to brokers with a market value of $ 1,712,428.




================================================================================
See accompanying notes to financial statements.
4


--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
  Dividends                                                         $ 1,370,937
  Securities lending                                                     34,871
  Interest                                                                1,184
                                                                    -----------
Total Investment Income                                               1,406,992
                                                                    -----------

Expenses:
  Investment management fees                                            683,271
  Administration fees                                                    68,326
  Directors' fees                                                        54,052
  Legal and audit fees                                                   34,876
  Printing                                                               25,291
  Accounting fees                                                        19,702
  Transfer agent fees                                                    11,405
  Custodian fees                                                         10,084
  Stock exchange listing fees                                             7,989
  Insurance                                                               4,067
  Miscellaneous                                                           1,240
                                                                    -----------
  Total Expenses                                                        920,303
  Less: Management fee waivers                                          (67,632)
  Less: Fees paid indirectly                                             (7,875)
                                                                    -----------
    Net Expenses                                                        844,796
                                                                    -----------
  Net Investment Income                                                 562,196
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investments                                      (62,284)
Net change in unrealized appreciation in value of investments         1,842,480
                                                                    -----------
Net realized and unrealized gain on investments                       1,780,196
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 2,342,392
                                                                    ===========


================================================================================
                                 See accompanying notes to financial statements.
                                                                               5


------------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------
                                                  For the Six Months
                                                       Ended        For the Year
                                                    June 30, 2006      Ended
                                                     (unaudited)   December 31, 2005
                                                  ---------------  -----------------
DECREASE IN NET ASSETS

Operations:
  Net investment income                            $     562,196    $     834,753
  Net realized gain/(loss) from investments              (62,284)      27,008,793
  Net change in unrealized appreciation
      in value of investments                          1,842,480      (22,438,516)
                                                   -------------    -------------
    Net increase in net assets resulting
      from operations                                  2,342,392        5,405,030
                                                   -------------    -------------

Dividends and distributions to shareholders:
  Net investment income                                 (562,196)        (980,195)
  Net realized capital gains                                --        (24,369,995)
  Return-of-capital                                  (12,424,982)            --
                                                   -------------    -------------
    Total dividends and distributions
      to shareholders                                (12,987,178)     (25,350,190)
                                                   -------------    -------------

Capital stock transactions:
  Proceeds from 427,870 and 832,602
    shares newly issued in reinvestment
    of dividends and distributions, respectively       2,350,371        4,961,290
                                                   -------------    -------------

    Total decrease in net assets                      (8,294,415)     (14,983,870)
                                                   -------------    -------------


NET ASSETS

Beginning of period                                  139,706,116      154,689,986
                                                   -------------    -------------

End of period                                      $ 131,411,701    $ 139,706,116
                                                   =============    =============



================================================================================
See accompanying notes to financial statements.
6


-------------------------------------------------------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
-------------------------------------------------------------------------------------------------------------------------------

                                    For the Six
                                    Months Ended
                                   June 30, 2006                               For the Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                    (unaudited)            2005           2004            2003           2002           2001
                                   --------------
PER SHARE OPERATING
PERFORMANCE

Net asset value,
  beginning of period              $      5.65        $      6.48     $      6.90     $      6.41     $     9.20     $    11.31
                                   -----------        -----------     -----------     -----------     ----------     ----------
Net investment income/(loss) #            0.02               0.03            0.05            0.04          (0.01)         (0.06)
Net realized and unrealized
  gain/(loss) on investments
  and foreign currency
  related translations                    0.08               0.18            0.55            1.44          (2.29)         (2.13)
                                   -----------        -----------     -----------     -----------     ----------     ----------
Net increase/(decrease) in
  net assets resulting
  from operations                         0.10               0.21            0.60            1.48          (2.30)         (2.19)
                                   -----------        -----------     -----------     -----------     ----------     ----------
Dividends and distributions
  to shareholders:
Net investment income                    (0.02)             (0.04)          (0.05)          (0.04)       --             --
Net realized gain on
  investments and foreign
  currency related transactions        --                   (1.00)        --              --             --             --
Return-of-capital                        (0.50)           --                (0.99)          (0.95)         (0.50)       --
                                   -----------        -----------     -----------     -----------     ----------     ----------
Total dividends and
  distributions to                       (0.52)             (1.04)          (1.04)          (0.99)         (0.50)       --
                                   -----------        -----------     -----------     -----------     ----------     ----------
  shareholders
Capital stock transactions:
Anti-dilutive effect
  due to capital
  stock repurchased                    --                 --              --              --                0.02           0.08
Anti-dilutive/(dilutive)
  effect due to shares
  issued in reinvestment
  of dividends and distributions       --                 --                 0.02         --               (0.01)       --
                                   -----------        -----------     -----------     -----------     ----------     ----------
Total capital stock transactions       --                 --                 0.02         --                0.01           0.08
                                   -----------        -----------     -----------     -----------     ----------     ----------
Net asset value, end of period     $      5.23        $      5.65     $      6.48     $      6.90     $     6.41     $     9.20
                                   ===========        ===========     ===========     ===========     ==========     ==========
Market value, end of period        $      7.19        $      7.05     $      8.51     $      9.00     $     5.85     $     8.05
                                   ===========        ===========     ===========     ===========     ==========     ==========
Total investment return (a)              12.06%             (1.32)%          8.38%          77.69%        (20.85)%       (23.98)%
                                   ===========        ===========     ===========     ===========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                    $   131,412        $   139,706     $   154,690     $    26,565     $   24,376     $   35,256
Ratio of expenses to average
  net assets, net of fee
  waivers, if any (b)                     1.23%(d)           1.20%           1.28%           1.20%          1.80%          1.77%
Ratio of expenses to average
  net assets, excluding
  fee waivers, if any (c)                 1.34%(d)           1.36%           1.50%           1.59%          2.17%          2.11%
Ratio of expenses to average
  net assets, net of fee
  waivers, if any (c)                     1.24%(d)           1.26%           1.36%           1.25%          1.86%          1.95%
Ratio of net investment
  income/(loss) to
  average net assets                      0.82%(d)           0.58%           0.73%           0.68%         (0.13)%        (0.64)%
Portfolio turnover rate                   3.67%             21.60%          39.05%          11.88%         29.63%         59.83%

---------------------------------------------------------------------------------------------------------------------------------

  #  Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)  Expenses are net of fees paid indirectly.
(c)  Expenses exclude the reduction for fees paid indirectly.
(d)  Annualized.

================================================================================
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Strategic Value Fund, Inc. (the "Fund") was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information abut the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At June 30, 2006, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

DISTRIBUTIONS OF INCOME AND GAINS: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain a distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate the distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to the distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the year 2006, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a rate of 0.10% of average net assets. For the six months ended June 30, 2006, Cornerstone earned $683,271 for investment management services, of which it waived $67,632. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $7,875 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $25,604 for the six months ended June 30, 2006 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, serves as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the six months ended June 30, 2006, purchases and sales of securities, other than short-term investments, were $5,026,535 and $14,811,373 respectively.



================================================================================

--------------------------------------------------------------------------------

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


NOTE D. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at June 30, 2006, was $1,712,428.

NOTE E. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations. The tax character of dividends and distributions paid during the years ended December 31, for the Fund was as follows:

               ORDINARY INCOME                RETURN-OF-CAPITAL
               ---------------                -----------------
              2005          2004              2005        2004
              ----          ----              ----        ----
            $980,195      $729,442             --     $13,677,285

                              LONG-TERM CAPITAL GAINS
                              -----------------------
                                 2005        2004
                                 ----        ----
                              $24,369,995     --

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2005, the Fund did not incur Post-October losses.

At December 31, 2005, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $5,292,024 of which $2,547,381 expires in 2008, $1,281,365 expires in 2009, $693,207 expires in 2010, $635,700 expires in 2011 and $134,371 expires in 2012.

At June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $118,874,496, $20,003,680, $(5,728,520) and $14,275,160, respectively.




================================================================================

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 10, 2006, the Annual Meeting of Stockholders of Cornerstone Strategic Value Fund, Inc. was held and the following matter was voted upon based on 24,773,751 shares of common stock outstanding on February 17, 2006:

    (1) To approve the re-election of three Class II Directors until the year 2009 Annual Meeting.

NAME OF CLASS II DIRECTORS                  FOR              WITHHOLD
--------------------------                  ---              --------
Scott B. Rogers                          21,279,926          261,505
William A. Clark                         21,289,973          251,458
Thomas H. Lenagh                         21,268,411          273,020














================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's dividends and distributions, net of any applicable U.S. withholding tax, are reinvested in shares of the Fund. American Stock Transfer & Trust Company serves as the Agent that administers the Plan for the shareholders in the Plan.

Shareholders who have shares registered directly in their own names automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560 or call (877) 248-6416. Under the Plan, the Fund's respective dividends and other distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Distribution" and collectively, "Distributions"), the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at the lower of (i) a price equal to the average closing price of shares of the respective Fund over the five trading days preceding the payment date of such Distribution or (ii) the net asset value of the Fund as last determined prior to such payment date.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Dividend, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares by issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certified form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560.

================================================================================

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Strategic Value Fund, Inc.(the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at a meeting of the Board held on February 17, 2006.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment company advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager and its investment process and policies, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the current premium of the Fund's market price to its net asset value. The Board also favorably received the Investment Manager's continued commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.10% of average net assets calculated monthly (including basic legal fees but excluding other extraordinary legal expenses). The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment company advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Investment Manager's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable closed-end funds. The Board determined that the Agreement is consistent with the best interests of the Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate vote of the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.


================================================================================

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Strategic Value Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available: by calling (212) 272-3550; on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Strategic Value Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

================================================================================

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CLM"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "CornerStrt" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnStrat." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.


--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE STRATEGIC VALUE FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.
--------------------------------------------------------------------------------








================================================================================

                      This page intentionally left blank.

                     CORNERSTONE STRATEGIC VALUE FUND, INC.

================================================================================


DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw           Chairman of the Board of
                            Directors and President
William A. Clark            Director and Vice President
Thomas H. Lenagh            Director
Edwin Meese III             Director
Scott B. Rogers             Director
Andrew A. Strauss           Director
Glenn W. Wilcox, Sr.        Director
Gary A. Bentz               Chief Compliance Officer
Thomas R. Westle            Secretary
Jodi B. Levine              Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER            AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square          Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY 10038

                            INDEPENDENT REGISTERED
ADMINISTRATOR                 PUBLIC ACCOUNTING FIRM
Bear Stearns Funds          Tait, Weller & Baker LLP
  Management Inc.           1818 Market Street
383 Madison Avenue          Suite 2400
New York, NY 10179          Philadelphia,  19103
                            PA

CUSTODIAN                   LEGAL COUNSEL
Custodial Trust Company     Blank Rome LLP
101 Carnegie Center         405 Lexington Avenue
Princeton, NJ 08540         New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.


                                      LOGO
                                    AMERICAN
                               STOCK EXCHANGE(r)
                                     LISTED
                                      CLM

--------------------------------------------------------------------------------
ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.


===================================================================================
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
===================================================================================

DESCRIPTION                                                NO. OF SHARES     VALUE
-----------------------------------------------------------------------------------

EQUITY SECURITIES - 99.57%
  CLOSED-END DOMESTIC FUNDS - 1.49%
    Adams Express Company                                     49,500   $    637,065
    General American Investors Company                         3,000        108,300
    Tri-Continental Corporation                               13,700        266,602
    Zweig Fund, Inc. ^                                       176,600        941,278
                                                                       ------------
                                                                          1,953,245
                                                                       ------------
  CONSUMER DISCRETIONARY - 10.37%
    Acco Brands Corporation +                                    235          5,146
    Bed Bath & Beyond Inc. +                                   4,200        139,314
    Best Buy Co., Inc. ^                                       7,125        390,735
    Black & Decker Corporation (The)                           3,000        253,380
    Carnival Corporation                                      11,800        492,532
    CBS Corporation ^                                          4,450        120,372
    Circuit City Stores, Inc. ^                                5,000        136,100
    Clear Channel Communications, Inc. ^                       8,800        272,360
    Comcast Corporation, Special Class A +                    19,037        623,271
    D.R. Horton, Inc.                                          7,000        166,740
    Eastman Kodak Company                                      1,400         33,292
    eBay Inc. +                                               21,500        629,735
    Federated Department Stores, Inc.                         11,052        404,503
    Ford Motor Company ^                                       6,000         41,580
    Fortune Brands, Inc.                                       3,500        248,535
    Gannett Co., Inc.                                          6,000        335,580
    Gap, Inc. (The) ^                                         12,200        212,280
    Goodyear Tire & Rubber Company (The) +^                    4,500         49,950
    Harley-Davidson, Inc.                                      4,400        241,516
    Hilton Hotels Corporation                                 11,200        316,736
    Home Depot, Inc. (The)                                    28,100      1,005,699
    J.C. Penney Company, Inc.                                  4,500        303,795
    Kohl's Corporation +                                       5,000        295,600
    Live Nation Inc. +                                         1,100         22,396
    Lowe's Companies, Inc.                                    11,200        679,504
    Marriott International, Inc., Class A                      4,200        160,104
    Mattel, Inc.                                               5,500         90,805
    McDonald's Corporation                                    17,600        591,360
    News Corporation                                          23,000        441,140
    NIKE, Inc.                                                 2,300        186,300
    Omnicom Group Inc.                                         4,100        365,269
    Sears Holdings Corporation +                                 503         77,885
    Staples, Inc.                                             10,800        262,656
    Starbucks Corporation +                                   10,800        407,808
    Target Corporation                                        11,800        576,666
    Time Warner Inc.                                          76,000      1,314,800
    TJX Companies, Inc. (The)                                  7,000        160,020
    Univision Communications Inc., Class A +                   7,000        234,500
    Viacom Inc. +                                             11,950        428,288
    Walt Disney Company (The)                                 20,200        606,000
    Yum! Brands, Inc. ^                                        6,000        301,620
                                                                       ------------
                                                                         13,625,872
                                                                       ------------
  CONSUMER STAPLES - 9.73%
    Altria Group, Inc.                                        29,300      2,151,499



                                      -1-


DESCRIPTION                                                NO. OF SHARES     VALUE
-----------------------------------------------------------------------------------
    Anheuser-Busch Companies, Inc.                             6,200        282,658
    Archer-Daniels-Midland Company ^                           5,460        225,389
    Campbell Soup Company                                      2,000         74,220
    Coca-Cola Company (The)                                   23,500      1,010,970
    Coca-Cola Enterprises Inc.                                 3,000         61,110
    Colgate-Palmolive Company                                 11,100        664,890
    ConAgra Foods, Inc.                                        4,400         97,284
    Costco Wholesale Corporation                               6,500        371,345
    CVS Corporation                                            5,000        153,500
    General Mills, Inc. ^                                      9,500        490,770
    H.J. Heinz Company ^                                       6,600        272,052
    Kroger Co. (The) ^                                         4,800        104,928
    Pepsi Bottling Group, Inc. (The)                           4,000        128,600
    PepsiCo, Inc. ^                                           24,800      1,488,992
    Procter & Gamble Company (The)                            41,297      2,296,113
    Sara Lee Corporation                                      11,500        184,230
    Sysco Corporation                                          5,800        177,248
    Walgreen Co.                                              14,300        641,212
    Wal-Mart Stores, Inc.                                     39,800      1,917,166
                                                                       ------------
                                                                         12,794,176
                                                                       ------------
  ENERGY - 9.80%
    Anadarko Petroleum Corp.                                  11,800        562,742
    Baker Hughes Incorporated                                  8,100        662,985
    Chevron Corporation                                       27,532      1,708,636
    ConocoPhillips                                            17,974      1,177,836
    Devon Energy Corporation ^                                 5,000        302,050
    Exxon Mobil Corporation                                   84,000      5,153,400
    Hugoton Royalty Trust ^                                      298          8,851
    Marathon Oil Corp.                                         7,500        624,750
    Occidental Petroleum Corporation                           8,000        820,400
    Schlumberger Limited ^                                    22,000      1,432,420
    Transocean Inc. +                                          2,500        200,800
    XTO Energy, Inc.                                           5,000        221,350
                                                                       ------------
                                                                         12,876,220
                                                                       ------------
  FINANCIALS - 20.23%
    AFLAC Incorporated                                         7,000        324,450
    Allstate Corporation (The)                                 9,300        508,989
    American Express Company                                  19,600      1,043,112
    American International Group, Inc. ^                      37,531      2,216,206
    Ameriprise Financial, Inc.                                 3,120        139,370
    Aon Corporation                                            4,900        170,618
    Bank of America Corporation                               67,938      3,267,818
    Bank of New York Company, Inc. (The)                      11,400        367,080
    Charles Schwab Corporation (The)                          12,000        191,760
    Citigroup Inc.                                            49,300      2,378,232
    Fannie Mae                                                13,000        625,300
    Fifth Third Bancorp                                        2,500         92,375
    Franklin Resources, Inc. ^                                 3,700        321,197
    Freddie Mac                                               14,500        826,645
    Goldman Sachs Group, Inc. (The) ^                          7,300      1,098,139
    Hartford Financial Services Group, Inc. (The)              6,000        507,600
    JPMorgan Chase & Co.                                      40,132      1,685,544
    Lehman Brothers Holdings Inc.                              7,200        469,080
    Marsh & McLennan Companies, Inc.                          10,100        271,589
    Merrill Lynch & Co., Inc.                                 10,700        744,292
    Metlife, Inc. ^                                           15,200        778,392
    Morgan Stanley                                            15,500        979,755
    National City Corporation                                 12,700        459,613


                                      -2-



DESCRIPTION                                                NO. OF SHARES     VALUE
-----------------------------------------------------------------------------------
    Northern Trust Corporation                                 3,500        193,550
    PNC Financial Services Group, Inc.                         7,100        498,207
    Prudential Financial, Inc.                                 8,200        637,140
    St. Paul Travelers Companies, Inc. (The)                   9,476        422,440
    State Street Corporation ^                                 3,500        203,315
    SunTrust Banks, Inc.                                       7,600        579,576
    U.S. Bancorp                                              28,401        877,023
    UnumProvident Corporation                                  8,100        146,853
    Wachovia Corporation                                      22,600      1,222,208
    Washington Mutual, Inc.                                   15,550        708,769
    Wells Fargo & Company                                     24,200      1,623,336
                                                                       ------------
                                                                         26,579,573
                                                                       ------------
  HEALTH CARE - 12.82%
    Abbott Laboratories ^                                     28,000      1,221,080
    Aetna Inc.                                                12,000        479,160
    Amgen Inc. +                                              18,900      1,232,847
    Applera Corporation                                        8,000        258,800
    Baxter International Inc. ^                                5,000        183,800
    Becton, Dickinson and Company                              6,900        421,797
    Biogen Idec Inc. +                                         8,000        370,640
    Boston Scientific Corporation +                           23,051        388,179
    Bristol-Myers Squibb Company                              30,500        788,730
    Cardinal Health, Inc.                                      5,450        350,598
    Caremark Rx, Inc. +                                        9,000        448,830
    Eli Lilly and Company                                     11,000        607,970
    Gilead Sciences, Inc. +                                    3,500        207,060
    HCA, Inc. ^                                                8,500        366,775
    Hospira, Inc. +                                            3,700        158,878
    IMS Health Incorporated                                    7,400        198,690
    Johnson & Johnson ^                                       40,900      2,450,728
    McKesson Corporation                                       2,300        108,744
    Medco Health Solutions, Inc. +                             6,687        383,031
    Medtronic, Inc.                                           21,500      1,008,780
    Merck & Co. Inc. ^                                        20,000        728,600
    Pfizer Inc. ^                                             77,560      1,820,333
    Schering-Plough Corporation                               17,000        323,510
    Tenet Healthcare Corporation +                             2,250         15,705
    UnitedHealth Group Incorporated                           23,000      1,029,940
    WellPoint Inc. + ^                                         6,000        436,620
    Wyeth                                                     19,200        852,672
                                                                       ------------
                                                                         16,842,497
                                                                       ------------
  INDUSTRIALS - 11.53%
    3M Co. ^                                                  15,400      1,243,858
    Boeing Company (The) ^                                    11,700        958,347
    Caterpillar Inc.                                          11,800        878,864
    Cendant Corporation                                       28,000        456,120
    CSX Corporation                                            9,000        633,960
    Danaher Corporation ^                                      3,500        225,120
    Emerson Electric Co.                                       8,500        712,385
    FedEx Corp. ^                                              4,500        525,870
    General Dynamics Corporation                               6,200        405,852
    General Electric Company                                 115,500      3,806,880
    Honeywell International Inc.                              12,500        503,750
    Illinois Tool Works Inc.                                  10,800        513,000
    Ingersoll-Rand Company Ltd. Class A                        3,500        149,730
    Lockheed Martin Corporation                                4,000        286,960
    Masco Corporation ^                                        4,200        124,488
    Norfolk Southern Corporation                              10,000        532,200


                                      -3-

DESCRIPTION                                                NO. OF SHARES     VALUE
-----------------------------------------------------------------------------------
    Northrop Grumman Corporation                               5,000        320,300
    Rockwell Automation, Inc.                                  2,500        180,025
    Southwest Airlines Co.                                     6,450        105,586
    Textron Inc.                                               4,500        414,810
    Tyco International Ltd.                                   15,397        423,418
    Union Pacific Corporation ^                                2,000        185,920
    United Parcel Service, Inc., Class B                       5,300        436,349
    United Technologies Corporation                           11,000        697,620
    Waste Management, Inc. ^                                  12,200        437,736
                                                                       ------------
                                                                         15,159,148
                                                                       ------------
  INFORMATION TECHNOLOGY - 14.16%
    Adobe Systems Incorporated                                 9,200        279,312
    Analog Devices, Inc.                                       9,200        295,688
    Apple Computer, Inc. +                                     3,000        171,360
    Applied Materials, Inc.                                   33,800        550,264
    Automatic Data Processing, Inc.                            9,900        448,965
    Cisco Systems, Inc. +                                     96,400      1,882,692
    Corning Incorporated +                                    17,000        411,230
    Dell Inc. +                                               18,700        456,467
    Electronic Arts Inc. +                                     5,000        215,200
    Electronic Data Systems Corporation                       10,000        240,600
    EMC Corporation +                                        212,648      2,332,749
    First Data Corporation ^                                  11,324        510,033
    Freescale Semiconductor Inc., Class B +                    6,512        191,453
    Hewlett-Packard Company ^                                 27,900        883,872
    Intel Corporation ^                                       82,500      1,563,375
    International Business Machines Corporation ^             12,600        967,932
    Linear Technology Corporation                              6,500        217,685
    Lucent Technologies Inc. +                                10,700         25,894
    Maxim Integrated Products, Inc. ^                          2,300         73,853
    Micron Technology, Inc. +                                 11,500        173,190
    Microsoft Corporation                                    120,900      2,816,970
    Motorola, Inc.                                            34,700        699,205
    Oracle Corporation +                                      43,872        635,705
    Paychex, Inc.                                              4,200        163,716
    QUALCOMM Inc.                                             21,000        841,470
    Sanmina-SCI Corporation +                                  5,500         25,300
    Solectron Corporation +                                    3,000         10,260
    Sun Microsystems, Inc. +                                   7,500         31,125
    Symantec Corporation +                                    10,000        155,400
    Texas Instruments Incorporated                            23,900        723,931
    Yahoo! Inc. +                                             18,800        620,400
                                                                       ------------
                                                                         18,615,296
                                                                       ------------
  MATERIALS - 2.40%
    Air Products & Chemicals, Inc.                             1,000         63,920
    Alcoa Inc.                                                14,200        459,512
    Dow Chemical Company (The)                                15,400        601,062
    E. I. du Pont de Nemours and Company                      14,800        615,680
    International Paper Company ^                             10,500        339,150
    Monsanto Company                                           5,080        427,685
    Newmont Mining Corporation                                 7,000        370,510
    Praxair, Inc.                                              3,000        162,000
    Rohm and Hass Company                                      1,000         50,120
    Weyerhaeuser Company                                       1,000         62,250
                                                                       ------------
                                                                          3,151,889
                                                                       ------------
  REAL ESTATE INVESTMENT TRUST - 0.41%
    Simon Property Group, Inc. ^                               6,500        539,110


                                      -4-

DESCRIPTION                                                NO. OF SHARES     VALUE
-----------------------------------------------------------------------------------
  TELECOMMUNICATIONS SERVICES - 3.29%
    ALLTEL Corporation ^                                       4,000        255,320
    AT&T Inc. ^                                               48,364      1,348,872
    BellSouth Corporation                                     23,000        832,600
    Embarq Corporation +                                       1,922         78,783
    Sprint Nextel Corporation ^                               38,446        768,536
    Verizon Communications Inc. ^                             30,900      1,034,841
                                                                       ------------
                                                                          4,318,952
                                                                       ------------
  UTILITIES - 3.34%
    American Electric Power Company, Inc.                      5,500        188,375
    CenterPoint Energy, Inc.                                  13,900        173,750
    Dominion Resources, Inc.                                   4,600        344,034
    Duke Energy Corporation ^                                 13,300        390,621
    Edison International                                       4,000        156,000
    Exelon Corporation                                        11,000        625,130
    FirstEnergy Corp.                                          5,000        271,050
    FPL Group, Inc.                                            4,000        165,520
    PG&E Corporation                                           9,000        353,520
    Progress Energy, Inc. ^                                    3,500        150,045
    Public Service Enterprise Group Incorporated               6,000        396,720
    Southern Company (The)                                    11,900        381,395
    TXU Corp. ^                                                9,400        562,026
    Williams Companies, Inc. (The)                            10,000        233,600
                                                                       ------------
                                                                          4,391,786
                                                                       ------------



TOTAL EQUITY SECURITIES
  (cost - $116,572,604)                                                130,847,764
                                                                       ------------

                                                           PRINCIPAL
                                                         AMOUNT (000'S)
                                                         --------------
SHORT-TERM INVESTMENTS - 1.75%
  REPURCHASE AGREEMENTS - 1.75%
    Bear, Stearns & Co. Inc. * **                       $      1,327     1,326,514
    (Agreement dated 6/30/2006 to be
    repurchased at $1,326,807), 2.6562%,
    7/3/2006, collateralized by $1,365,340 in U.S.
    Treasury Bond STRIP)
    Bear, Stearns & Co. Inc.                                     584        583,503
    (Agreement dated 6/30/2006 to be
    repurchased at $583,722), 4.5000%, 7/3/2006,
    collateralized by $601,674 in U.S. Treasury
    Bond STRIP)
    Bear, Stearns & Co. Inc. * **                                392        391,875
    (Agreement dated 6/30/2006 to be
    repurchased at $392,048), 5.3125%, 7/3/2006,
    collateralized by $404,083 in U.S. Treasury
    Bond STRIP)
                                                                       ------------



TOTAL SHORT-TERM INVESTMENTS
  (cost - $2,301,892)                                                     2,301,892
                                                                       ------------





                                      -5-

DESCRIPTION                                                NO. OF SHARES     VALUE
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.32%
  (cost - $118,874,496)                                                 133,149,656
                                                                       ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.32)%                          (1,737,955)
                                                                       ------------
NET ASSETS - 100.00%                                                   $131,411,701
                                                                       ============

------------
+    Non-income producing security.
*    Stated interest rate, before rebate earned by borrower of securities on loan.
** Represents investment purchased with collateral received for securities on loan.
^    Security or a portion thereof is out on loan.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


 Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANIES AND AFFILIATED PURCHASERS.


None.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


None.


ITEM 11. CONTROLS AND PROCEDURES.


     (a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.


     (b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


     (a)(1) Not applicable.


     (a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.


     (b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.


--------------------------------------------------------------------------------

                                   SIGNATURES

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cornerstone Strategic Value Fund, Inc.

By: /S/ RALPH W. BRADSHAW
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  August 31, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ RALPH W. BRADSHAW
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  August 31, 2006

By: /S/ JODI B. LEVINE
    ------------------
Name:  Jodi B. Levine
Title: Principal Financial Officer
Date:  August 31, 2006